Changes in shareholders' equity	9 Months Ended
Sep. 30, 2023
Changes in shareholders' equity
Changes in shareholders' equity
17.	Changes in shareholders’ equity

								Total
						Retained	Accumulated	equity
					Additional	earnings	other	attributable	Non-
					paid-in	(Accumulated	comprehensive	to shareholders	controlling	Total
	Class A Ordinary shares		Class B Ordinary shares		capital	Deficit)	income (loss)	of the Company	interests	shareholders’ equity
	Number of		Number of
	Shares	RMB	Shares	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2022	303,289,537	218	73,680,917	56	764,502	(176,403)	(8,947)	579,426	(14,811)	564,615
Profit (loss) for the period	—	—	—	—	—	180,377	—	180,377	(1,692)	178,685
Other comprehensive income	—	—	—	—	—	—	9,404	9,404	—	9,404
Total comprehensive income	—	—	—	—	—	180,377	9,404	189,781	(1,692)	188,089
Acquisition of non-controlling interest	—	—	—	—	(7,278)	—	—	(7,278)	6,928	(350)
Balance at September 30, 2022	303,289,537	218	73,680,917	56	757,224	3,974	457	761,929	(9,575)	752,354

								Total
						Retained	Accumulated	equity
						earnings	other	attributable	Non-
					Additional	(Accumulated	comprehensive	to shareholders	controlling	Total
	Class A Ordinary shares		Class B Ordinary shares		Paid-in capital	Deficit)	income (loss)	of the Company	interests	shareholders’ equity
	Number of		Number of
	Shares	RMB	Shares	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2023	319,677,037	229	73,680,917	56	1,286,189	(78,304)	(10,865)	1,197,305	(9,899)	1,187,406
Cumulative effect of the adoption of ASU 2016-13	—	—	—	—	—	(1,028)	—	(1,028)	—	(1,028)
Profit for the period	—	—	—	—	—	517,083	—	517,083	2,211	519,294
Other comprehensive income	—	—	—	—	—	—	26,006	26,006	—	26,006
Total comprehensive income	—	—	—	—	—	517,083	26,006	543,089	2,211	545,300
Exercise of stock option	19,427,760	15	—	—	53,145	—	—	53,160	—	53,160
Share based compensation	—	—	—	—	161,502	—	—	161,502	—	161,502
Distribution to shareholders (note 14(b))	—	—	—	—	—	(150,579)	—	(150,579)	—	(150,579)
Balance at September 30, 2023	339,104,797	244	73,680,917	56	1,500,836	287,172	15,141	1,803,449	(7,688)	1,795,761